                                 SCHWABFUNDS(R)





                              SCHWAB INSTITUTIONAL
                            ADVANTAGE MONEY FUND(R)




ANNUAL REPORT
DECEMBER 31, 1996

                                 SchwabFunds(R)

 Dear Shareholder,

 I'm pleased to report to you on the performance of the Schwab Institutional Advantage Money Fund(R) for the one-year period ended December 31, 1996. During the period, the Fund provided you with current income consistent with preservation of capital. By the end of the 12-month period, the Schwab Institutional Advantage Money Fund's net assets had increased to over $139 million.

 PERFORMANCE REVIEW
 The table below presents seven-day average yields for the Schwab Institutional Advantage Money Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that, although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value per share.

 ------------------------------------------------------------------------------
                            7-DAY AVERAGE YIELDS(1)
                                   (12/31/96)

                                                       Simple          Compound
 ------------------------------------------------------------------------------
 Schwab Institutional Advantage Money Fund              5.09%            5.22%
 ------------------------------------------------------------------------------

 Enclosed you will find a complete listing of the Fund's holdings as of December 31, 1996.

 We appreciate your trust in SchwabFunds(R), and look forward to continuing to help you achieve your financial goals in the future.

                                        Sincerely,

                                    /s/ Charles R. Schwab
                                        Charles R. Schwab
                                        Chairman
                                        The Charles Schwab Family of Funds


(1) A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 4.66% and the 7-day compound yield would have been 4.77% at December 31, 1996. Past performance is no guarantee of future results.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY


                                  ASSET GROWTH

               Total                     Total            Percentage
            Net Assets                Net Assets          Growth Over
          as of 12/31/96            as of 12/31/95         Reporting
              (000s)                    (000s)              Period
          -----------------------------------------------------------
             $139,021                   $80,746               72%
          -----------------------------------------------------------



                      AVERAGE YIELDS FOR THE PERIODS ENDED
                                DECEMBER 31, 1996

              Last                  Last                       Last
           Seven Days           Three Months               Twelve Months
           -------------------------------------------------------------
              5.09%                 5.04%                      5.03%
           -------------------------------------------------------------


                                MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range               3/31/96             6/30/96               9/30/96            12/31/96
--------------------------------------------------------------------------------------------------
       0 - 15 Days            26.7%               24.8%                 17.7%               20.0%
      16 - 30 Days            17.4                15.7                  20.4                 9.7
      31 - 60 Days            33.6                31.0                  21.7                30.1
      61 - 90 Days             5.1                12.6                  19.1                24.2
      91 -120 Days             8.0                 4.3                   4.2                 5.2
     Over 120 Days             9.2                11.6                  16.9                10.8
  Weighted Average         50 Days             58 Days               60 Days             57 Days
--------------------------------------------------------------------------------------------------


                                PORTFOLIO QUALITY

                                                       Percent of
              SEC Tier                                 Net Assets
               Rating                                   12/31/96
              ---------------------------------------------------
               Tier 1                                    100.0%
               Tier 2                                      0.0
              ---------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996


                                              Par             Value
                                              ---             -----
COMMERCIAL PAPER AND OTHER
CORPORATE OBLIGATIONS--67.5%(a)

ASSET BACKED SECURITIES--3.2%
Windmill Funding
        5.86%, 01/31/97                     $ 5,006          $ 4,982

AUTOMOTIVE--10.3%
Chrysler Financial Corp.
        5.49%, 01/21/97                       3,000            2,989
        5.49%, 01/22/97                       1,000              997
        5.49%, 01/27/97                       1,000              996
Ford Credit Europe PLC
        5.38%, 02/25/97                       1,000              992
        5.38%, 03/04/97                       3,000            2,973
General Motors Acceptance Corp.
        5.61%, 02/12/97                       1,000              994
        5.87%, 03/12/97                       1,000              989
        5.76%, 03/14/97                       1,000              989
        5.84%, 03/14/97                       1,000              989
        5.50%, 05/16/97                       1,000              980
        5.56%, 06/20/97                       2,000            1,949
                                                              ------
                                                              15,837
                                                              ------
BANKING-AUSTRALIA--1.3%
SBNSW Delaware, Inc.
        5.43%, 01/08/97                       2,000            1,998
                                                              ------
BANKING-CANADA--5.2%
Bank of Montreal
        5.48%, 01/13/97                       3,000            2,994
Bank of Nova Scotia
        5.38%, 02/19/97                       2,000            1,986
        5.40%, 03/17/97                       3,000            2,967
                                                              ------
                                                               7,947
                                                              ------
BANKING-DENMARK--4.5%
Unifunding, Inc.
        5.41%, 01/09/97                       2,000            1,998
        5.41%, 01/22/97                       3,000            2,991
        5.45%, 03/04/97                       2,000            1,981
                                                              ------
                                                               6,970
                                                              ------
BANKING-DOMESTIC--5.1%
Bankers Trust New York Corp.
        5.57%, 02/13/97                       2,000            1,987
        5.58%, 02/18/97                       1,000              993
        5.57%, 02/19/97                       1,000              993
        5.50%, 06/19/97                       3,000            2,924
NationsBank Corp.
        5.53%, 02/11/97                       1,000              994
                                                              ------
                                                               7,891
                                                              ------
BANKING-JAPAN--0.7%
Mitsubishi Motors Credit of America, Inc./
(Bank of Tokyo-Mitsubishi LOC)
        5.53%, 01/10/97                       1,000              999
                                                              ------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996


                                        Par       Value
                                        ---       -----
BANKING-SWEDEN--0.6%
Nordbanken of North America, Inc.
        5.47%, 03/07/97                $1,000    $   990
                                                  ------

COMPUTERS AND OFFICE EQUIPMENT--3.2%
CSC Enterprises
        5.74%, 02/13/97                 5,000      4,966
                                                  ------

FINANCE-COMMERCIAL--7.1%
Finova Capital Corp.
        5.58%, 01/03/97                 2,000      2,000
General Electric Capital Corp.
        5.37%, 02/28/97                 2,000      1,983
General Electric Capital Services
        5.41%, 01/14/97                 1,000        998
Heller Financial, Inc.
        5.53%, 02/04/97                 1,000        995
        5.50%, 02/19/97                 2,000      1,985
        5.53%, 02/27/97                 1,000        991
        5.45%, 03/05/97                 2,000      1,981
                                                  ------
                                                  10,933

FINANCE-CONSUMER--2.6%
American Express Credit Corp.
        5.40%, 02/06/97                 1,000        995
Associates Corp. of North America
        5.40%, 01/30/97                 1,000        996
Household Finance Corp.
        5.43%, 01/24/97                 2,000      1,993
                                                  ------
                                                   3,984
                                                  ------

SECURITIES BROKERAGE-DEALER--23.7%
BT Securities Corp.
        5.58%, 02/13/97                 1,000        994
        5.54%, 06/18/97                 3,000      2,925
CS First Boston Inc.
        5.39%, 02/03/97                 2,000      1,990
Goldman Sachs Group, LP
        5.39%, 03/14/97                 1,000        989
        5.43%, 03/20/97                 3,000      2,965
        5.58%, 04/02/97                 3,000      2,958
Lehman Brothers Holdings, Inc.
        5.50%, 06/05/97                 5,000      4,884
        5.55%, 06/12/97                 1,000        976
        5.55%, 06/13/97                 1,000        976
Merrill Lynch & Co., Inc.
        5.38%, 02/28/97                 3,000      2,974
Morgan Stanley Group, Inc.
        5.39%, 02/03/97                 3,000      2,985
        5.40%, 02/05/97                 1,000        995
Nomura Holdings America, Inc.
        5.44%, 01/10/97                 2,000      1,997
PaineWebber Group, Inc.
        5.58%, 01/02/97                 2,000      2,000
        5.48%, 01/23/97                 3,000      2,990

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                    Par             Value
                                    ---             -----
Salomon, Inc.
        5.54%, 02/20/97            $1,500          $  1,489
        5.55%, 03/06/97             1,300             1,287
                                                   --------
                                                     36,374
TOTAL COMMERCIAL PAPER AND OTHER
CORPORATE OBLIGATIONS
        (Cost $103,871)                             103,871
                                                   --------
CERTIFICATES OF DEPOSIT--19.5%
BANKING-DOMESTIC--5.9%
Chase Manhattan Bank
        5.75%, 03/11/97             2,000            2,000
MBNA America Bank N.A.
        5.51%, 02/07/97             3,000            3,000
        5.44%, 03/04/97             2,000            2,000
Providian National Bank
        5.48%, 03/06/97             2,000            2,000
                                                   -------
                                                     9,000
BANKING-FRANCE--2.6%                               -------
Banque Nationale de Paris
        5.38%, 03/04/97             1,000            1,000
Societe Generale
        5.54%, 03/14/97             1,000            1,000
        5.65%, 04/24/97             1,000            1,000
        6.12%, 06/13/97             1,000            1,000
                                                   -------
                                                     4,000
                                                   -------
BANKING-GERMANY--2.0%
Bayerische Vereinsbank AG
        5.50%, 04/25/97             3,000            3,000
                                                   -------
BANKING-JAPAN--7.7%
Dai-Ichi Kangyo Bank, Ltd.
        5.70%, 03/12/97             2,000            1,999
Industrial Bank of Japan, Ltd.
        5.50%, 02/03/97             1,000            1,000
        5.48%, 02/25/97             1,000            1,000
        5.56%, 03/18/97             3,000            3,000
        5.58%, 03/19/97             2,000            2,000
Sanwa Bank, Ltd.
        5.53%, 03/10/97             2,000            2,000
        5.59%, 03/10/97             1,000            1,000
                                                   -------
                                                    11,999
                                                   -------
BANKING-NETHERLANDS--1.3%
ABN-Amro Bank N.V.
        4.95%, 02/14/97             1,000            1,000
        5.68%, 04/17/97             1,000            1,000
                                                   -------
                                                     2,000
                                                   -------
TOTAL CERTIFICATES OF DEPOSIT
        (Cost $29,999)                              29,999
                                                   ---------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                                                Par             Value
                                                                                ---             -----
VARIABLE RATE OBLIGATIONS--4.4%(a)(b)
BANKING-DOMESTIC--3.7%
City of Aurora, Kane, DuPage, Will and Kendall Counties, Illinois Taxable
Variable Rate Industrial Development Revenue Bond (North American
Plastics Corp. Project) Series 1996B/(First of America Bank LOC)
        5.90%, 01/07/97                                                         $ 2,815         $  2,815
Illinois Development Finance Authority Taxable Adjustable Rate Industrial
Development Revenue Bonds (Maples & Sprowl Steel, Ltd. Project)
        5.90%, 01/07/97                                                             911              911
Upper Illinois River Development Authority Taxable Variable Rate Demand
Solid Waste Disposal Revenue Bonds (Exolon-ESK Company Project)
Series 1996B/(Chase Manhattan Bank LOC)
        5.85%, 01/07/97                                                           2,000            2,000
                                                                                                --------
                                                                                                   5,726
                                                                                                --------
SECURITIES BROKERAGE-DEALER--0.7%
Bear Stearns Companies, Inc.
        5.61%, 01/06/97                                                           1,000            1,000
                                                                                                --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $6,726)                                                                                    6,726
                                                                                                --------
BANK NOTES--1.3%
BANKING-DOMESTIC--1.3%
FCC National Bank
        5.55%, 02/21/97                                                           2,000            2,000
                                                                                                --------
TOTAL BANK NOTES
  (Cost $2,000)                                                                                    2,000
                                                                                                --------
U.S. TREASURY OBLIGATIONS--0.7%
U.S. Treasury Notes
        6.88%, 02/28/97                                                           1,000            1,003
                                                                                                --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,003)                                                                                    1,003
                                                                                                --------

                                                                              Maturity
                                                                              --------
REPURCHASE AGREEMENTS--6.6%(c)
Salomon Brothers, Inc. 7.00%, Issue Date 12/31/96; Due 01/02/97
  Tri-Party Repurchase Agreement; Collateralized By:
  U.S. Government Agency Obligations                                             10,083           10,079
                                                                                                --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $10,079)                                                                                  10,079
                                                                                                --------

TOTAL INVESTMENTS--100%
  (Cost $153,678)                                                                               $153,678
                                                                                                ========

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 1996

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market conventions for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Institutional Advantage Money Fund(R). Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate value of private placement securities held by the Fund was $5,893,000 which represented 4.24% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1996. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes.


Abbreviations

LOC     Letter of Credit.


                See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
Year ended December 31, 1996

ASSETS
Investments, at value (Cost: $153,678)                        $ 153,678
Interest receivable                                                  476
Receivable for Fund shares sold                                    1,751
Deferred organization costs                                           22
Prepaid expenses                                                      12
                                                               ---------
     Total assets                                                155,939
                                                               ---------


LIABILITIES
Payable for:
  Dividends                                                          945
  Fund shares redeemed                                            15,913
  Investment advisory and administration fee                           6
  Other                                                               54
                                                               ---------
     Total liabilities                                            16,918
                                                               ---------

Net assets applicable to outstanding shares                    $ 139,021
                                                               =========


NET ASSETS CONSIST OF:
  Paid-in-capital                                              $ 139,024
  Accumulated net realized loss on investments sold                   (3)
                                                               ---------
                                                               $ 139,021
                                                               =========

PRICING OF SHARES
  Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                 139,024

  Net asset value, offering and redemption price per share     $    1.00



                See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1996

Interest income                                                  $ 6,218
                                                                 -------

Expenses:
   Investment advisory and administration fee                        517
   Transfer agency and shareholder service fees                      281
   Custodian fees                                                     78
   Registration fees                                                  61
   Professional fees                                                  24
   Shareholder reports                                                 8
   Trustees' fees                                                      6
   Amortization of deferred organization costs                        12
   Insurance and other expenses                                        4
                                                                 -------
                                                                     991
Less:  expenses reduced (see Note 4)                                (429)
                                                                 -------
     Total expenses incurred by Fund                                 562
                                                                 -------
Net investment income                                              5,656

Net realized loss on investments sold                                 (2)
                                                                 -------

Increase in net assets resulting from operations                 $ 5,654
                                                                 =======



                See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)




                                                           Year ended
                                                           December 31,
                                                        1996          1995
                                                     ---------      ---------
Operations:
  Net investment income                              $   5,656      $   4,354
  Net realized loss on investments sold                     (2)            (1)
                                                     ---------      ---------
  Increase in net assets resulting
    from operations                                      5,654          4,353
                                                     ---------      ---------

Dividends to shareholders from
  net investment income                                 (5,656)        (4,354)
                                                     ---------      ---------

Capital share transactions (at $1.00 per share):
  Proceeds from shares sold                            369,135        281,164
  Net asset value of shares issued in
   reinvestment of dividends                             4,155          1,784
  Less payments for shares redeemed                   (315,013)      (262,289)
                                                     ---------      ---------
  Increase in net assets from
   capital share transactions                           58,277         20,659
                                                     ---------      ---------

Total increase in net assets                            58,275         20,658

Net Assets:
  Beginning of period                                   80,746         60,088
                                                     ---------      ---------
  End of period                                      $ 139,021      $  80,746
                                                     =========      =========

                See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996


1. DESCRIPTION OF THE FUND

The Schwab Institutional Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.


2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $2 billion of average daily net assets, 0.45% of the next $1 billion, and 0.40% of such assets in excess of $3 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. Schwab has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).


Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $6,000 related to the Trust's unaffiliated trustees.


4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $225,000 and $204,000, respectively.


5. INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities for the year ended December 31, 1996, aggregated (in thousands) $3,130,241 and $3,057,257, respectively.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                                                           Period ended
                                                                            Year ended December 31,        December 31,
                                                                            1996             1995             1994++
                                                                          ---------        ----------       ----------
Net asset value at beginning of period                                    $   1.00           $  1.00          $  1.00
Income from investment operations
  Net investment income                                                       0.05              0.06             0.04
  Net realized and unrealized gain (loss) on investments                        --                --               --
                                                                          --------           -------          -------
  Total from investment operations                                            0.05              0.06             0.04
Less distributions

  Dividends from net investment income                                       (0.05)            (0.06)           (0.04)

  Distributions from realized gain on investments                               --                --               --

                                                                          --------           -------          -------
  Total distributions                                                        (0.05)            (0.06)           (0.04)
                                                                          --------           -------          -------

Net asset value at end of period                                          $   1.00           $  1.00             1.00
                                                                          ========           =======          =======

Total return (not annualized)                                                 5.15%             5.65%            3.86%

Ratios/Supplemental data
  Net assets, end of period (000s)                                        $139,021           $80,746          $60,088
  Ratio of expenses to average net assets+                                    0.50%             0.53%            0.55%*


  Ratio of net investment income to average net assets+                       5.03%             5.50%            4.04%*


----------

++  Period from January 4, 1994 (commencement of operations) to December 31,
    1994.

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                                    0.88%             0.90%            0.92%*
   Ratio of net investment income to average net assets                       4.65%             5.13%            3.67%*

*  Annualized

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To the Board of Trustees
and Shareholders of the Schwab Institutional Advantage Money Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Institutional Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

                                 SchwabFunds(R)

INVESTMENT ADVISOR: Charles Schwab Investment Management, Inc.,
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR: Charles Schwab & Co., Inc.,
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.